Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Components of Segment Profit or Loss	The components of segment profit or loss were as follows:

	Three Months Ended March 31,
	2025	2024
Total Revenue	$88,125	$79,972
Less:
Cost of revenue	76,825	74,234
Selling, general and administrative	20,990	25,183
Depreciation and amortization	6,251	6,491
(Gain) loss on aircraft sales and aircraft held for sale	(1,205)	1,489
Other[a]	8,311	5,565
Net Loss	$(23,047)	$(32,990)
a: Includes all items within other income (expense) on the condensed consolidated statements of operations and comprehensive loss (unaudited).

The components of segment profit or loss were as follows:

	Year Ended December 31,
	2024	2023
Total Revenue	$327,274	$315,362
Less:
Cost of revenue	290,212	264,176
Selling, general and administrative	91,337	75,430
Depreciation and amortization	25,709	26,982
Loss (gain) on aircraft held for sale	2,795	(13,905)
Other[a]	18,675	17,417
Net Loss	$(101,454)	$(54,738)

a: Includes all items within other income (expense) on the consolidated statements of operations and comprehensive loss.